Licensed Copyrights, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Finite Lived License Agreements [Line Items]
Acquisition of licensed copyrights included incurrent liabilities				¥ 5,486,374
Acquisition of licensed copyrights from nonmonetary content exchanges				967,536
Licensed Copyrights
Finite Lived License Agreements [Line Items]
Amortization expense	¥ 10,082,541	$ 1,582,171	¥ 11,473,222	¥ 12,743,323